Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 56,469	$ 54,953
Unearned income on lease financings	274	313
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,400
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,200
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	389	494
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,400	13,400
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	44,553	42,548
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,356	1,442
Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,056	5,575
Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,495	4,852
Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	431	537
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,211	16,050
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	389	494
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	651	524
Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,823	1,167
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,141	11,907
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,916	12,405
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	73	347
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	7
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,750	7,626
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	559	576
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	146	140
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,113	2,230
Foreign | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,275	$ 1,479